UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2005

Item 1. Reports to Stockholders

Fidelity®

Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 28, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Semiannual Report

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Neither the fund nor Fidelity Distributors Corporation is a bank.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Actual	$ 1,000.00	$ 1,008.10	$ 2.09
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.71	$ 2.11

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/05	% of fund's investments 8/31/04	% of fund's investments 2/29/04
0 - 30	70.5	71.7	58.5
31 - 90	21.0	14.6	12.8
91 - 180	8.5	5.9	13.3
181 - 397	0.0	7.8	15.4
Weighted Average Maturity
	2/28/05	8/31/04	2/29/04
Retirement Government Money Market Portfolio	29 Days	43 Days	76 Days
All Taxable Money Market Funds Average*	35 Days	42 Days	55 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
Federal Agency Issues 49.6%	Federal Agency Issues 63.2%
U.S. Treasury Obligations 2.8%	U.S. Treasury Obligations 0.0%
Repurchase Agreements 50.5%	Repurchase Agreements 36.7%
Net Other Assets** (2.9)%	Net Other Assets 0.1%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 49.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 27.9%
Agency Coupons - 18.0%
3/6/05	2.31% (a)	$ 118,000	$ 117,963
3/21/05	2.48 (a)	80,000	79,969
3/24/05	2.46 (a)	200,000	199,998
3/29/05	1.40	50,000	50,000
4/3/05	2.43 (a)	131,000	130,948
4/28/05	1.33	50,000	50,000
5/3/05	1.40	25,000	25,000
5/4/05	1.54	50,000	50,000
5/13/05	1.59	40,000	40,000
5/22/05	2.75 (a)	100,000	99,923
			843,801
Discount Notes - 9.9%
3/1/05	2.39	28,000	28,000
4/6/05	2.23	50,000	49,890
4/27/05	2.46	107,000	106,588
7/6/05	2.75	33,000	32,684
8/3/05	2.96	35,000	34,560
8/10/05	2.89	51,000	50,346
8/17/05	2.95	65,000	64,112
8/17/05	2.99	97,981	96,624
			462,804
			1,306,605
Federal Home Loan Bank - 17.7%
Agency Coupons - 17.7%
3/1/05	2.53 (a)	80,000	79,990
3/13/05	2.32 (a)	160,000	159,837
3/21/05	2.45 (a)	55,000	54,999
3/25/05	2.57 (a)	72,000	71,995
3/28/05	2.71	50,000	49,962
4/15/05	1.35	50,000	50,000
4/19/05	2.59 (a)	19,000	18,999
4/27/05	1.30	65,000	65,000
5/2/05	2.63 (a)	45,000	44,956
5/10/05	2.66 (a)	150,000	149,884
5/26/05	2.77 (a)	81,000	80,977
			826,599
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 4.0%
Discount Notes - 4.0%
3/1/05	1.92%	$ 31,000	$ 31,000
3/1/05	2.66	82,000	82,000
3/22/05	2.02	27,000	26,969
4/26/05	2.19	48,000	47,838
			187,807
TOTAL FEDERAL AGENCIES			2,321,011
U.S. Treasury Obligations - 2.8%

U.S. Treasury Bills - 2.8%
6/2/05	2.72	83,375	82,806
6/2/05	2.73	47,000	46,677
TOTAL U.S. TREASURY OBLIGATIONS			129,483
Repurchase Agreements - 50.5%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 2/28/05 due 3/1/05 at 2.66% (b)		$ 2,101,451	$ 2,101,296
With:
Banc of America Securities LLC at 2.55%, dated 2/23/05 due 3/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $263,352,082, 4.32% - 7.5%, 11/1/11 - 10/1/44)		99,049	99,000
UBS Warburg LLC at 2.55%, dated 2/2/05 due 3/22/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $371,753,609, 2.59% - 5.03%, 5/1/31 - 11/1/42)		160,544	160,000
TOTAL REPURCHASE AGREEMENTS			2,360,296
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $4,810,790)			4,810,790
NET OTHER ASSETS - (2.9)%			(136,177)
NET ASSETS - 100%			$ 4,674,613
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement Counterparty	Value (000s)
$2,101,296,000 due 3/1/05 at 2.66%
Banc of America Securities LLC.	$ 226,742
Bank of America, National Association	400,974
Barclays Capital Inc.	701,705
Deutsche Bank Securities Inc.	20,049
Greenwich Capital Markets, Inc.	200,487
J.P. Morgan Securities, Inc.	100,244
Societe Generale, New York Branch	100,243
Wachovia Capital Markets, LLC	350,852
$ 2,101,296
Income Tax Information
At August 31, 2004, the fund had a capital loss carryforward of approximately $161,000 of which $56,000 and $105,000 will expire on August 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,360,296) (cost $4,810,790) - See accompanying schedule		$ 4,810,790
Cash		467
Receivable for fund shares sold		9,147
Interest receivable		6,689
Other receivables		33
Total assets		4,827,126

Liabilities
Payable for investments purchased	$ 129,483
Payable for fund shares redeemed	21,081
Distributions payable	305
Accrued management fee	1,636
Other affiliated payables	8
Total liabilities		152,513

Net Assets		$ 4,674,613
Net Assets consist of:
Paid in capital		$ 4,675,676
Distributions in excess of net investment income		(241)
Accumulated undistributed net realized gain (loss) on investments		(822)
Net Assets, for 4,675,252 shares outstanding		$ 4,674,613
Net Asset Value, offering price and redemption price per share ($4,674,613 ÷ 4,675,252 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2005 (Unaudited)

Investment Income
Interest		$ 48,315

Expenses
Management fee	$ 10,114
Non-interested trustees' compensation	14
Total expenses before reductions	10,128
Expense reductions	(219)	9,909
Net investment income		38,406
Net realized gain (loss) on investment securities		(228)
Net increase in net assets resulting from operations		$ 38,178

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2005 (Unaudited)	Year ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,406	$ 38,979
Net realized gain (loss)	(228)	(396)
Net increase in net assets resulting from operations	38,178	38,583
Distributions to shareholders from net investment income	(38,647)	(38,979)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,173,201	2,941,898
Reinvestment of distributions	38,643	38,696
Cost of shares redeemed	(1,480,291)	(3,454,770)
Net increase (decrease) in net assets and shares resulting from share transactions	(268,447)	(474,176)
Total increase (decrease) in net assets	(268,916)	(474,572)

Net Assets
Beginning of period	4,943,529	5,418,101
End of period (including distributions in excess of net investment income of $241 and $0, respectively)	$ 4,674,613	$ 4,943,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2005	Years ended August 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.008	.010	.020	.052	.056
Distributions from net investment income	(.008)	(.008)	(.010)	(.020)	(.052)	(.056)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.81%	.77%	1.03%	2.01%	5.32%	5.74%
Ratios to Average Net Assets D
Expenses before expense reductions	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41% A	.42%	.41%	.41%	.39%	.39%
Net investment income	1.61% A	.77%	1.03%	2.00%	5.15%	5.60%
Supplemental Data
Net assets, end of period (in millions)	$ 4,675	$ 4,944	$ 5,418	$ 5,295	$ 5,077	$ 4,571

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 4,810,790

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's management fee. During the period, these credits reduced the fund's management fee by $219.

Semiannual Report

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RGM-SANN-0405 399887
1.700932.107

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 28, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Neither the fund nor Fidelity Distributors Corporation is a bank.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Actual	$ 1,000.00	$ 1,008.30	$ 2.09
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.71	$ 2.11

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/05	% of fund's investments 8/31/04	% of fund's investments 2/29/04
0 - 30	63.0	69.8	54.1
31 - 90	31.4	13.9	15.6
91 - 180	5.6	11.6	14.7
181 - 397	0.0	4.7	15.6
Weighted Average Maturity
	2/28/05	8/31/04	2/29/04
Retirement Money Market Portfolio	31 Days	43 Days	80 Days
All Taxable Money Market Funds Average*	35 Days	42 Days	55 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
Corporate Bonds 0.1%	Corporate Bonds 0.0%
Commercial Paper 20.0%	Commercial Paper 18.1%
Bank CDs, BAs, TDs, and Notes 53.1%	Bank CDs, BAs, TDs, and Notes 46.8%
Government Securities 4.7%	Government Securities 9.4%
Repurchase Agreements 23.7%	Repurchase Agreements 25.7%
Net Other Assets** (1.6)%	Net Other Assets** 0.0%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Telekom International Finance BV
6/15/05	2.81%	$ 5,270	$ 5,352
6/15/05	2.82	6,125	6,221
6/15/05	2.84	2,465	2,503
6/15/05	2.85	1,285	1,305
6/15/05	2.86	395	401
6/15/05	2.87	1,175	1,193
6/15/05	2.88	1,048	1,064
6/15/05	2.89	1,975	2,005
6/15/05	2.91	610	619
6/15/05	2.94	2,165	2,198
TOTAL CORPORATE BONDS			22,861
Certificates of Deposit - 30.1%

Domestic Certificates Of Deposit - 4.5%
Washington Mutual Bank, California
4/18/05	2.47	300,000	300,000
5/3/05	2.69	62,000	62,000
5/5/05	2.46	275,000	275,000
6/13/05	2.70	75,000	75,000
			712,000
London Branch, Eurodollar, Foreign Banks - 7.5%
Calyon
4/15/05	2.52	155,000	155,000
4/18/05	2.53	135,000	135,000
Credit Industriel et Commercial
8/1/05	3.03	75,000	75,000
HBOS Treasury Services PLC
3/7/05	2.00	100,000	100,000
3/17/05	2.46	150,000	150,000
3/22/05	2.50	55,000	55,000
Norddeutsche Landesbank Girozentrale
3/22/05	2.51	310,000	310,000
Societe Generale
3/7/05	2.00	205,000	205,000
			1,185,000
New York Branch, Yankee Dollar, Foreign Banks - 18.1%
Banco Bilbao Vizcaya Argentaria SA
3/1/05	2.34 (b)	25,000	24,999
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Banco Bilbao Vizcaya Argentaria SA - continued
3/23/05	2.47% (b)	$ 55,000	$ 55,000
BNP Paribas SA
3/22/05	2.51 (b)	155,000	154,976
5/3/05	2.71	75,000	75,000
7/1/05	2.80	235,000	235,000
7/1/05	2.83	80,000	80,000
Calyon
3/14/05	2.39 (b)	75,000	74,983
Canadian Imperial Bank of Commerce
3/15/05	2.64 (b)	155,000	155,003
3/29/05	2.61 (b)	70,000	69,995
Credit Agricole Indosuez
4/22/05	2.69 (b)	35,000	35,003
Deutsche Bank AG
3/3/05	2.38 (b)	110,000	110,000
Dexia Credit Local de France
5/18/05	2.81	175,000	175,000
Dresdner Bank AG
4/21/05	2.65	300,000	300,000
7/18/05	2.86	35,000	35,000
HBOS Treasury Services PLC
3/3/05	2.55 (b)	150,000	150,000
3/4/05	2.39 (b)	150,000	150,000
Landesbank Baden-Wuerttemberg
3/7/05	2.37 (b)	25,000	25,000
5/25/05	2.80 (b)	130,000	129,991
5/31/05	2.81 (b)	10,000	9,998
Mizuho Corporate Bank Ltd.
5/6/05	2.75	65,000	65,000
Royal Bank of Canada
3/15/05	2.41 (b)	70,000	69,985
Societe Generale
3/8/05	2.52 (b)	65,000	65,000
3/18/05	2.52 (b)	130,000	129,986
UBS AG
4/4/05	2.47 (b)	162,000	161,972
Unicredito Italiano Spa
3/21/05	2.45 (b)	75,000	74,991
4/14/05	2.57 (b)	50,000	49,994
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Unicredito Italiano Spa - continued
4/27/05	2.63% (b)	$ 155,000	$ 154,981
5/12/05	2.72 (b)	35,000	34,995
			2,851,852
TOTAL CERTIFICATES OF DEPOSIT			4,748,852
Commercial Paper - 20.0%

Alliance & Leicester PLC
4/18/05	2.54	20,000	19,933
Bank of America Corp.
3/16/05	2.06	200,000	199,830
Beta Finance, Inc.
4/19/05	2.64 (a)	37,000	36,868
Bradford & Bingley PLC
4/25/05	2.69	20,000	19,918
4/28/05	2.73	20,000	19,913
CC USA, Inc.
4/20/05	2.64 (a)	44,500	44,338
Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/17/05	2.52	25,000	24,972
3/21/05	2.50	145,000	144,799
3/22/05	2.50	21,700	21,669
3/29/05	2.60	30,000	29,940
4/20/05	2.64	150,000	149,454
4/21/05	2.74	85,000	84,671
5/2/05	2.71	105,000	104,514
Comcast Corp.
3/4/05	2.81	5,000	4,999
3/15/05	2.80	15,000	14,984
DaimlerChrysler NA Holding Corp.
3/2/05	2.70	5,000	5,000
3/3/05	2.70	5,000	4,999
3/15/05	2.70	15,000	14,984
3/21/05	2.71	15,000	14,978
3/22/05	2.71	15,000	14,976
3/24/05	2.73	40,000	39,930
3/28/05	2.77	20,000	19,959
3/29/05	2.79	20,000	19,957
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Dexia Delaware LLC
5/24/05	2.55%	$ 150,000	$ 149,120
Dominion Resources, Inc.
3/1/05	2.59	20,000	20,000
3/17/05	2.61	15,000	14,983
Dorada Finance, Inc.
4/20/05	2.64 (a)	71,485	71,225
Emerald (MBNA Credit Card Master Note Trust)
3/17/05	2.52	25,000	24,972
3/23/05	2.52	5,000	4,992
3/23/05	2.54	30,000	29,954
5/10/05	2.75	35,000	34,814
5/17/05	2.82	60,000	59,641
FCAR Owner Trust
6/15/05	2.85	65,000	64,460
6/16/05	2.85	10,000	9,916
Ford Motor Credit Co.
3/8/05	2.71	16,000	15,992
3/17/05	2.71	80,000	79,904
4/1/05	2.84	55,000	54,866
Grampian Funding LLC
5/9/05	2.71	75,000	74,613
Grampian Funding Ltd.
4/18/05	2.62	65,000	64,775
4/20/05	2.53	75,000	74,739
4/25/05	2.64	280,000	278,879
6/14/05	2.67	75,000	74,425
K2 (USA) LLC
3/10/05	2.04 (a)	48,000	47,976
Motown Notes Program
3/16/05	2.51	10,000	9,990
3/18/05	2.52	45,000	44,947
3/21/05	2.50	35,000	34,952
3/22/05	2.52	107,000	106,843
4/19/05	2.65	35,000	34,875
5/3/05	2.71	10,000	9,953
5/4/05	2.71	70,000	69,665
5/10/05	2.75	60,000	59,681
5/18/05	2.82	38,200	37,968
Newcastle (Discover Card Master Trust)
3/15/05	2.50	38,000	37,963
4/18/05	2.63	95,800	95,467
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Newcastle (Discover Card Master Trust) - continued
5/2/05	2.71%	$ 20,000	$ 19,907
Park Granada LLC
3/7/05	2.56	30,000	29,987
3/18/05	2.53	51,000	50,939
3/22/05	2.57	43,302	43,237
Park Sienna LLC
3/7/05	2.57	45,000	44,981
Scaldis Capital LLC
4/21/05	2.65	35,207	35,076
Westpac Capital Corp.
3/22/05	2.38	20,000	19,972
3/23/05	2.38	55,000	54,921
TOTAL COMMERCIAL PAPER			3,147,155
Federal Agencies - 3.7%

Fannie Mae - 1.7%
Agency Coupons - 1.7%
3/29/05	1.40	150,000	150,000
5/4/05	1.54	75,000	75,000
5/13/05	1.59	40,000	40,000
			265,000
Federal Home Loan Bank - 2.0%
Agency Coupons - 2.0%
4/27/05	1.30	60,000	60,000
4/28/05	1.35	30,000	30,000
5/2/05	1.37	96,500	96,500
5/2/05	1.80	53,500	53,462
5/3/05	1.37	75,000	75,000
			314,962
TOTAL FEDERAL AGENCIES			579,962
U.S. Treasury Obligations - 1.0%

U.S. Treasury Bills - 1.0%
6/2/05	2.73	150,000	148,971
Master Notes - 4.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Bear Stearns Companies, Inc.
3/16/05	2.64% (d)	$ 35,000	$ 35,000
General Motors Acceptance Corp. Mortgage Credit
3/1/05	3.19 (d)	150,000	150,000
3/7/05	3.20 (d)	6,500	6,497
Goldman Sachs Group, Inc.
3/11/05	2.64 (b)(d)	88,000	88,000
3/14/05	2.64 (b)(d)	140,000	140,000
4/12/05	2.12 (d)	135,000	135,000
5/26/05	2.94 (b)(d)	110,000	110,000
TOTAL MASTER NOTES			664,497
Medium-Term Notes - 15.3%

Allstate Life Global Funding II
3/8/05	2.58 (a)(b)	20,000	20,000
3/15/05	2.58 (a)(b)	15,000	15,000
3/15/05	2.62 (a)(b)	20,000	20,000
American Express Credit Corp.
3/21/05	2.63 (a)(b)	50,000	49,991
ASIF Global Financing XXX
3/23/05	2.60 (a)(b)	80,000	80,000
Bayerische Landesbank Girozentrale
5/19/05	2.82 (b)	125,000	125,000
BellSouth Corp.
4/26/05	4.12 (b)	30,000	30,081
BellSouth Telecommunications
3/4/05	2.50 (b)	25,000	25,000
Citigroup Global Markets Holdings, Inc.
3/7/05	2.50 (b)	20,000	20,006
Descartes Funding Trust
3/15/05	2.59 (b)	30,000	30,000
First Tennessee Bank NA, Memphis
3/1/05	2.40 (b)	50,000	50,007
General Electric Capital Corp.
3/1/05	2.71 (b)(d)	30,000	30,000
3/7/05	2.58 (b)	191,000	191,000
3/9/05	2.69 (b)	100,000	100,000
3/17/05	2.69 (b)	158,000	158,021
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
HBOS Treasury Services PLC
3/24/05	2.55% (b)	$ 145,000	$ 145,000
5/20/05	2.90 (a)(b)	15,000	15,006
Household Finance Corp.
3/7/05	2.55 (b)	20,000	20,000
M&I Bank FSB NV, Las Vegas
4/25/05	2.67 (b)	35,000	35,000
Metropolitan Life Insurance Co.
3/7/05	2.58 (a)(b)	42,652	42,652
Morgan Stanley
3/1/05	2.67 (b)	20,000	20,000
3/4/05	2.62 (b)	35,000	35,000
3/15/05	2.59 (b)	46,000	46,000
3/15/05	2.71 (b)	45,000	45,031
3/28/05	2.71 (b)	90,000	90,003
National City Bank
3/1/05	2.32 (b)	100,000	99,992
Pacific Life Global Funding
3/4/05	2.58 (a)(b)	15,000	15,000
3/14/05	2.58 (b)	10,000	10,000
RACERS
3/22/05	2.60 (a)(b)	140,000	140,000
Royal Bank of Canada
3/10/05	2.60 (b)	15,000	15,000
SBC Communications, Inc.
6/5/05	2.39 (a)	10,000	10,044
SLM Corp.
3/1/05	2.62 (a)(b)	85,000	85,000
Verizon Global Funding Corp.
3/15/05	2.60 (b)	315,000	315,001
Wells Fargo & Co.
3/2/05	2.64 (b)	60,000	60,000
3/15/05	2.56 (b)	147,500	147,500
Westpac Banking Corp.
3/11/05	2.45 (b)	30,000	30,000
5/31/05	2.86 (b)	50,000	50,003
TOTAL MEDIUM-TERM NOTES			2,415,338
Short-Term Notes - 3.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Hartford Life Insurance Co.
3/1/05	2.55% (b)(d)	$ 41,000	$ 41,000
Jackson National Life Insurance Co.
4/1/05	2.70 (b)(d)	36,000	36,000
Metropolitan Life Insurance Co.
3/29/05	2.71 (a)(b)	20,000	20,000
4/1/05	2.75 (b)(d)	45,000	45,000
5/2/05	2.90 (b)(d)	20,000	20,000
Monumental Life Insurance Co.
3/1/05	2.73 (b)(d)	10,000	10,000
3/1/05	2.76 (b)(d)	45,000	45,000
New York Life Insurance Co.
4/1/05	2.69 (b)(d)	125,000	125,000
Pacific Life Insurance Co.
3/11/05	2.62 (b)(d)	15,000	15,000
Transamerica Occidental Life Insurance Co.
5/1/05	2.91 (b)(d)	55,000	55,000
Travelers Insurance Co.
4/1/05	2.67 (b)(d)	35,000	35,000
5/17/05	2.92 (b)(d)	10,000	10,000
5/20/05	2.70 (b)(d)	10,000	10,000
TOTAL SHORT-TERM NOTES			467,000
Municipal Securities - 0.5%

LoanStar Assets Partners LP Student Ln. Rev. Series A, 2.57%, LOC State Street Bank & Trust Co., Boston, VRDN (b)		75,000	75,000
Repurchase Agreements - 23.7%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 2/28/05 due 3/1/05 at 2.66%		$ 536,677	536,637
With:
Banc of America Securities LLC at 2.68%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,968,243,660, 0% - 6.66%, 1/15/11 - 1/25/45)		571,043	571,000
Repurchase Agreements - continued
		Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Citigroup Global Markets, Inc. at:
2.74%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $249,962,324, 3.09% - 10.4%, 1/15/09 - 1/20/44)		$ 200,015	$ 200,000
2.76%, dated 2/28/05 due 3/1/05 (Collateralized by Corporate Obligations and Mortgage Loan Obligations with principal amounts of $335,198,100, 2.6% - 9.8%, 9/18/05 - 10/25/43)		300,023	300,000
Goldman Sachs & Co. at:
2.73%, dated 2/28/05 due 3/1/05 (Collateralized by a Mortgage Loan Obligation with principal amounts of $10,275,851, 4.6%, 3/25/33)		4,000	4,000
2.74%, dated 2/18/05 due 3/22/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $254,434,294, 4.08% - 6%, 10/25/34 - 10/25/43) (b)(c)		245,597	245,000
2.75%, dated 2/18/05 due 3/22/05 (Collateralized by Equity Securities valued at $68,250,011) (b)(c)		65,159	65,000
J.P. Morgan Securities, Inc. at 2.63%, dated 2/3/05 due 3/23/05 (Collateralized by Corporate Obligations with principal amounts of $245,270,000, 5.5% - 9.5%, 8/1/05 - 4/1/37)		253,887	253,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.71%, dated 2/28/05 due 3/1/05 (Collateralized by U.S. Treasury Obligations and Corporate Obligations with principal amounts of $308,238,025, 0% - 14%, 5/15/05 - 2/25/35)		300,023	300,000
2.78%, dated 2/1/05 due 4/29/05 (Collateralized by Corporate Obligations with principal amounts of $228,841,245, 0% - 11.91%, 8/1/05 - 3/15/29) (b)(c)		231,545	230,000
Morgan Stanley & Co. at:
2.63%, dated 2/3/05 due 3/23/05 (Collateralized by Corporate Obligations with principal amounts of $89,866,284, 5.38% - 10.75%, 3/1/07 - 11/6/33)		100,351	100,000
Repurchase Agreements - continued
		Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Morgan Stanley & Co. at: - continued
2.7%, dated 2/28/05 due 3/1/05 (Collateralized by Corporate Obligations with principal amounts of $150,858,032, 5.86% - 10%, 12/15/06 - 8/15/31)		$ 151,011	$ 151,000
Wachovia Securities, Inc. at 2.7%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $829,299,575, 1.87% - 7.86%, 3/10/05 - 9/13/45)		780,059	780,000
TOTAL REPURCHASE AGREEMENTS			3,735,637
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $16,005,273)			16,005,273
NET OTHER ASSETS - (1.6)%			(244,571)
NET ASSETS - 100%			$ 15,760,702
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $713,100,000 or 4.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,141,497,000 or 7.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 2.64%, 3/16/05	2/10/05	$ 35,000
General Electric Capital Corp. 2.71%, 3/1/05	4/1/04	$ 30,000
General Motors Acceptance Corp. Mortgage Credit: 3.19%, 3/1/05	2/1/05	$ 150,000
3.2%, 3/7/05	2/4/05	$ 6,497
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 2.12%, 4/12/05	9/14/04	$ 135,000
2.64%, 3/11/05	1/13/05	$ 88,000
2.64%, 3/14/05	2/14/05	$ 140,000
2.94%, 5/26/05	8/26/04	$ 110,000
Hartford Life Insurance Co. 2.55%, 3/1/05	12/16/03	$ 41,000
Jackson National Life Insurance Co. 2.7%, 4/1/05	3/31/03	$ 36,000
Metropolitan Life Insurance Co.: 2.75%, 4/1/05	3/26/02	$ 45,000
2.9%, 5/2/05	2/24/03	$ 20,000
2.73%, 3/1/05	7/31/98	$ 10,000
2.76%, 3/1/05	3/12/99	$ 45,000
New York Life Insurance Co. 2.69%, 4/1/05	2/28/02 - 12/19/02	$ 125,000
Pacific Life Insurance Co 2.62%, 3/11/05	3/10/03	$ 15,000
Transamerica Occidental Life Insurance Co. 2.91%, 5/1/05	4/28/00	$ 55,000
Travelers Insurance Co.: 2.67%, 4/1/05	3/26/04	$ 35,000
2.7%, 5/20/05	8/19/04	$ 10,000
2.92%, 5/17/05	5/10/04	$ 10,000
Income Tax Information
At August 31, 2004, the fund had a capital loss carryforward of approximately $31,000 all of which will expire on August 31, 2012.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,735,637) (cost $16,005,273) - See accompanying schedule		$ 16,005,273
Cash		1,007
Receivable for fund shares sold		40,655
Interest receivable		35,135
Other affiliated receivables		17
Other receivables		119
Total assets		16,082,206

Liabilities
Payable for investments purchased	$ 223,971
Payable for fund shares redeemed	91,795
Accrued management fee	5,530
Other affiliated payables	208
Total liabilities		321,504

Net Assets		$ 15,760,702
Net Assets consist of:
Paid in capital		$ 15,762,117
Distributions in excess of net investment income		(42)
Accumulated undistributed net realized gain (loss) on investments		(1,373)
Net Assets, for 15,761,460 shares outstanding		$ 15,760,702
Net Asset Value, offering price and redemption price per share ($15,760,702 ÷ 15,761,460 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2005 (Unaudited)

Investment Income
Interest		$ 163,357

Expenses
Management fee	$ 33,313
Non-interested trustees' compensation	46
Appreciation in deferred trustee compensation account	1
Total expenses before reductions	33,360
Expense reductions	(747)	32,613
Net investment income		130,744
Net realized gain (loss) on investment securities		(343)
Net increase in net assets resulting from operations		$ 130,401

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2005 (Unaudited)	Year ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 130,744	$ 130,963
Net realized gain (loss)	(343)	(991)
Net increase in net assets resulting from operations	130,401	129,972
Distributions to shareholders from net investment income	(130,786)	(130,963)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,697,404	10,263,841
Reinvestment of distributions	130,777	130,913
Cost of shares redeemed	(5,108,390)	(10,479,641)
Net increase (decrease) in net assets and shares resulting from share transactions	(280,209)	(84,887)
Total increase (decrease) in net assets	(280,594)	(85,878)

Net Assets
Beginning of period	16,041,296	16,127,174
End of period (including distributions in excess of net investment income of $42 and $0, respectively)	$ 15,760,702	$ 16,041,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, (Unaudited)	Years ended August 31,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.008	.011	.020	.052	.058
Distributions from net investment income	(.008)	(.008)	(.011)	(.020)	(.052)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.83%	.83%	1.10%	1.97%	5.36%	5.91%
Ratios to Average Net AssetsD
Expenses before expense reductions	.42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41%A	.42%	.41%	.41%	.38%	.38%
Net investment income	1.66%A	.82%	1.09%	1.94%	5.15%	5.75%
Supplemental Data
Net assets, end of period (in millions)	$ 15,761	$ 16,041	$ 16,127	$ 15,342	$ 13,414	$ 10,242

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	(223)
Net unrealized appreciation (depreciation)	$ (223)
Cost for federal income tax purposes	$ 16,005,496

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Lender	$ 16,048	2.23%	$ 10	-

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's management fee. During the period, these credits reduced the fund's management fee by $747.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RMM-SANN-0405 399885
1.700934.107

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 19, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 19, 2005